INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			213 Months Ended	219 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Jan. 31, 2014
Income Statement [Abstract]
Revenues, net						$ 28,651	$ 291,628	$ 5,110,784	$ 5,110,784
Cost of Goods Sold						11,109	155,619	1,620,375	1,620,375
Gross profit						17,542	136,009	3,490,409	3,490,409
Operating Expenses:
Research and development	213,599	500,482	749,773	1,153,877	2,192,724	4,987,236	10,250,397	134,168,688	134,918,461
Research and development - related party								220,218	220,218
Selling and marketing						165,175	1,025,774	9,333,214	9,333,214
General and administrative	797,262	790,298	1,704,139	2,076,934	3,936,635	4,889,179	13,392,920	151,738,791	153,442,930
General and administrative - related party								314,328	314,328
Total Operating Expenses	1,010,861	1,290,780	2,453,912	3,230,811	6,129,359	10,041,590	24,669,091	295,775,239	298,229,151
Operating Loss	(1,010,861)	(1,290,780)	(2,453,912)	(3,230,811)	(6,129,359)	(10,024,048)	(24,533,082)	(292,284,830)	(294,738,742)
Other Income (Expense):
Miscellaneous income (expense)							489,292	686,303	686,303
Income from assets held for investment, net (Notes 3 & 11)		40,998	193,607	1,083,866	1,245,165	2,206,216	349,458	5,579,422	5,773,029
Interest income	23	82	46	307	353	1,519	6,455	7,782,246	70,782,292
Interest expense	(67,608)	(249,281)	(165,380)	(367,256)	(530,222)	(592,525)	(208,906)	(69,538,904)	(69,704,284)
Change in fair value of derivative liabilities (Note 10)		(4,142,004)	(230,557)	(3,783,290)	(3,140,259)	(1,081,440)	2,220,916	(3,856,236)	(4,086,793) [1]
Loss on extinguishment of debt								(14,134,068)	(14,134,069)
Net Income/(Loss) Before Undernoted	(3,186,290)	(5,640,985)	(2,656,196)	(6,297,184)	(8,554,322)	(9,490,278)	(21,675,867)	(365,766,067)	(368,422,263)
Minority Interest Share of Loss								3,038,185	3,038,185
Net Income/(Loss)	0	(5,640,985)	(2,656,196)	(6,297,184)	(8,554,322)	(9,490,278)	(21,675,867)	(362,727,882)	(365,384,078)
Preferred Stock Dividend	408,279		408,279	102,297	1,722,474	376,746	766,417	5,160,694	5,568,973
Net Income/(Loss) Available to Common Stockholders	$ (3,594,569)	$ (5,640,985)	$ (3,064,475)	$ (6,399,481)	$ (10,276,796)	$ (9,867,024)	$ (22,442,284)	$ (367,888,576)	$ (370,953,051)
Net Income/(Loss) Per Common Share (Note 8) (in dollars per share)
Basic	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.08)
Diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.08)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (Note 14) (in shares)	627,522,138	386,422,031	611,449,549	375,366,195	443,579,247	332,333,583	284,818,486

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995